Equipment (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		$ (48,636)	$ (47,895)
Property, Plant and Equipment, Net	$ 76	632	1,373
Property, Plant and Equipment, Gross		49,268	49,268
Computer Equipment [Member]
Property, Plant and Equipment, Gross		17,080	17,080
Software licenses
Property, Plant and Equipment, Gross		$ 32,188	$ 32,188